TYPE>			13F-HR
<PERIOD>		03/31/08
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
			        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, May 1, 2008


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $98,442,170



			Form 13 F information Table
				Title of	       Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	CUSIP	     (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.			COM	G1150G111	1,256	35700	SH		SOLE		35700	0	0
Aircastle Limited		COM	G0129K104	  162	14400	SH		SOLE		14400	0	0
AllianceBernstein Hold LP UNIT LTD PTNR	01881G106	1,063	16775	SH		SOLE		16775	0	0
American Express Corp		COM	025816109	  901	20610	SH		SOLE		20610	0	0
Apple Computer, Inc.		COM	037833100	1,126	 7850	SH		SOLE		 7850	0	0
AT&T Inc.			COM	00206R102	2,116	55260	SH		SOLE		55260	0	0
Automatic Data Process Inc	COM	053015103	1,173	27665	SH		SOLE		27665	0	0
B&G Foods, Inc.			COM	05508R205	  599	31600	SH		SOLE		31600	0	0
Barclays PLC ADR		ADR	06738E204	  471	13000	SH		SOLE		13000	0	0
Barr Laboratories, Inc.		COM	068306109	1,249	25862	SH		SOLE		25862	0	0
Boston Properties, Inc.		COM	101121101	  368	 4000	SH		SOLE		 4000	0	0
Bristol-Myers Squibb Co.	COM	110122108	  904	42455	SH		SOLE		42455	0	0
Bristow Group 5.50% Conv. Pfd.	PFD CV	110394400	  304	 4500	SH		SOLE		 4500	0	0
C.R. Bard, Inc.			COM	067383109	1,176	12200	SH		SOLE		12200	0	0
Cadbury Schweppes PLC		ADR	127209302	1,322	29900	SH		SOLE		29900	0	0
Chesapeake Energy Corp. 4.50	PFD CV	165167842	  309	 2650	SH		SOLE		 2650	0	0
Chesapeake Energy Corporation	COM	165167107	1,288	27900	SH		SOLE		27900	0	0
ChevronTexaco Corporation	COM	166764100	2,256	26425	SH		SOLE		26425	0	0
Chipotle Mexican Grill Inc 	CL B	169656204	  840	 8655	SH		SOLE		 8655	0	0
Cisco Systems Inc.		COM	17275R102	1,194	49550	SH		SOLE		49550	0	0
CitiGroup			COM	172967101	  517	24150	SH		SOLE		24150	0	0
Consumer Stple Select    SBI CONS STPLS	81369Y308	  403	14483	SH		SOLE		14483	0	0
Costco Wholesale Corp		COM	22160K105	1,243	19125	SH		SOLE		19125	0	0
Covidien, Ltd.			COM	G2552X108	1,492	33725	SH		SOLE		33725	0	0
CVS/Caremark Corporation	COM	126650100	1,477	36450	SH		SOLE		36450	0	0
Devon Energy Corporation	COM	25179M103	1,309	12550	SH		SOLE		12550	0	0
Diageo PLC ADR		      SPON ADR	25243Q205	1,031	12675	SH		SOLE		12675	0	0
Diamond Offshore Drill Inc	COM	25271C102	  535	 4600	SH		SOLE		 4600	0	0
Diana Shipping, Inc.		COM	Y2066G104	  355	13500	SH		SOLE		13500	0	0
Disney (Walt) Co.		COM	254687106	1,352	43100	SH		SOLE		43100	0	0
Dominion Resources Inc.		COM	25746U109	  776	19000	SH		SOLE		19000	0	0
Dow Chemical Company		COM	260543103	  590	16000	SH		SOLE		16000	0	0
Eagle Bulk Shipping, Inc.	COM	Y2187A101	  518	20100	SH		SOLE		20100	0	0
Eli Lilly & Co.			COM	532457108	2,781	53915	SH		SOLE		53915	0	0
Energy Select Sec SPDR Fd  SBI INT FINL	81369Y506	  451	 6095	SH		SOLE		 6095	0	0
ENI S.p.A.		     SPON ADR	26874R108	  444	 6525	SH		SOLE		 6525	0	0
Enterprise Products Partners 	COM	293792107	  671	22600	SH		SOLE		22600	0	0
Exxon Mobil Corporation		COM	30231G102	1,503	17774	SH		SOLE		17774	0	0
First Energy Corp.		COM	337932107	  940	13700	SH		SOLE		13700	0	0
Fluor Corporation		COM	343412102	1,094	 7750	SH		SOLE		 7750	0	0
Fortress Investment Grp LLC	CL A	34958B106	  184	15000	SH		SOLE		15000	0	0
FreeportMcMoRan Cop & Gold  PFD CONV	35671D782	  267	 1900	SH		SOLE		 1900	0	0
General Electric Co.		COM	369604103	2,037	55050	SH		SOLE		55050	0	0
Goldman Sachs Group, Inc.	COM	38141G104	  949	 5735	SH		SOLE		 5735	0	0
Health Care REIT, Inc.		COM	42217K106	  406	 9000	SH		SOLE		 9000	0	0
HealthCare Sele Sec SPDR SBI HEALTHCRE	81369Y209	1,755	56317	SH		SOLE		56317	0	0
HSBC Holdings		    SPON ADR	404280406	  872	10600	SH		SOLE		10600	0	0
Inergy, L.P.		 UNIT LTD PTNR	456615103	  419	15000	SH		SOLE		15000	0	0
iShares MSCI EAFE Indx   MSCI EAFE IDX	464287465      17,456	242785	SH		SOLE		242785	0	0
iShares MSCI Emerg Mkts  MSCI EMERG MKT	464287234	4,302	32010	SH		SOLE		32010	0	0
iSHR Nasdaq Biotech Indx NASDQ BIO INDX	464287556	1,077	14205	SH		SOLE		14205	0	0
J.P. Morgan Chase & Co.		COM	46625H100	1,062	24715	SH		SOLE		24715	0	0
Kinder Morgan Management LLC	SHS	49455U100	  993	19479	SH		SOLE		19479	0	0
Kraft Foods, Inc.		CL A	50075N104	1,352	43600	SH		SOLE		43600	0	0
K-Sea Transportation Part	COM	48268Y101	  653	18500	SH		SOLE		18500	0	0
L-3 Communications Holdings	COM	502424104	1,263	11550	SH		SOLE		11550	0	0
Magellan Midstream Partners	COM	559080106	  567	14000	SH		SOLE		14000	0	0
McDonald's Corp.		COM	580135101	1,241	22255	SH		SOLE		22255	0	0
MeadWestvaco Corporation	COM	583334107	  490	18000	SH		SOLE		18000	0	0
Medtronic Inc.			COM	585055106	  246	 5095	SH		SOLE		 5095	0	0
Merck & Co.			COM	589331107	  522	13765	SH		SOLE		13765	0	0
Microsoft Corp.			COM	594918104	1,054	37140	SH		SOLE		37140	0	0
Nam Tai Electronics, Inc.    COM PAR	629865205	  264	27500	SH		SOLE		27500	0	0
Nasdaq Stock Market, Inc.	COM	631103108	1,241	32095	SH		SOLE		32095	0	0
Nokia Corporation	    SPON ADR	654902204	  964	30295	SH		SOLE		30295	0	0
Nucor Corporation		COM	670346105	  691	10200	SH		SOLE		10200	0	0
Oil Service Holders Tr      DEPO RCPT	678002106	1,574	 8900	SH		SOLE		 8900	0	0
Penn Virginia Resource Prt	COM	707884102	  349	14000	SH		SOLE		14000	0	0
Penn West Energy Trust	     TR UNIT	707885109	1,258	44943	SH		SOLE		44943	0	0
Pepsico, Inc.			COM	713448108	1,348	18675	SH		SOLE		18675	0	0
Plum Creek Timber Co Inc.	COM	729251108	  631	15500	SH		SOLE		15500	0	0
PPG Industries, Inc.		COM	693506107  	  605	10000	SH		SOLE		10000	0	0
Rayonier Inc.			COM	754907103	  508	11700	SH		SOLE		11700	0	0
Royal Bank of Scotland Grp   SPON ADR	780097788	  207	10500	SH		SOLE		10500	0	0
Sasol Limited		     SPON ADR	803866300	1,225	25325	SH		SOLE		25325	0	0
Schlumberger Ltd.		COM	806857108	1,288	14800	SH		SOLE		14800	0	0
Southern Peru Copper Corp	COM	84265V105	  742	 7150	SH		SOLE		 7150	0	0
Taiwan Semiconductor Manuf   SPON ADR	874039100	  165	16088	SH		SOLE		16088	0	0
Telecom Corp of New Zealamd  SPON ADR	879278208	  656	44088	SH		SOLE		44088	0	0
United Technologies Corp.	COM	913017109	1,098	15950	SH		SOLE		15950	0	0
Util Select Sector SPDR F  SBI INT UTIL	81369Y886	1,174	30950	SH		SOLE		30950	0	0
Verizon Communications		COM	92343V104	1,942	53271	SH		SOLE		53271	0	0
Vodafone Group plc	      SPON ADR	92857W209	  534	18080	SH		SOLE		18080	0	0
Waste Management, Inc.		COM	94106L109	1,250	37235	SH		SOLE		37235	0	0